SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and deposits	¥ 2,076,564	¥ 1,211,877
Cash equivalents	43,951	6,364
Total	¥ 2,120,515	¥ 1,218,241